Long Term Debt - Summary of Future Principal Payments, Including in Kind Interest (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total debt, net	$ 502,183	$ 483,548	$ 480,621
Kind Interest
Debt Instrument [Line Items]
2021		17,000
2022		272,000
2023		277,287
Total debt, net		$ 566,287